Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Registrant Name	dei_EntityRegistrantName	PUTNAM FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005942
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	PFT
Document Creation Date	dei_DocumentCreationDate	Oct. 30, 2018
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2018
Prospectus Date	rr_ProspectusDate	Jun. 30, 2018
Supplement Text	PFT_SupplementText

Prospectus Supplement	October 31, 2018

Putnam Floating Rate Income Fund
Prospectus dated June 30, 2018

Effective December 1, 2018, the prospectus is supplemented as follows:

The following paragraph replaces similar disclosure under Fund Summary – Fees and expenses:

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 14 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

The following information replaces similar information for class A shares under Fund summary – Fees and expenses – Shareholder fees:

	Maximum sales charge (load)	Maximum deferred sales charge (load) (as
Share	imposed on purchases (as a	a percentage of original purchase price or
class	percentage of offering price)	redemption proceeds, whichever is lower)
Class A	2.25%	1.00% †

† Applies only to certain redemptions of shares bought with no initial sales charge.

The following information replaces similar information for class A shares under Fund summary — Fees and expenses – Example:

Share class	1 year	3 years	5 years	10 years
Class A	$327	$542	$776	$1,445

The following information replaces similar information for class A shares under Fund summary – Investments, risks, and performance – Performance – Average annual total returns after sales charges:

Share class	1 year	5 years	10 Years
Class A before taxes	0.95%	2.79%	3.28%
Class A after taxes on distributions	-0.65%	1.07%	1.53%
Class A after taxes on distributions and sale of fund shares	0.52%	1.33%	1.76%

314031 10/18

The following paragraph replaces similar disclosure under How do I buy fund shares? – Which share class is best for me? :

How much you intend to invest. While investments of less than $100,000 can be made in any share class, class A offers sales charge discounts starting at $100,000, and the fund does not charge an initial sales charge for purchases of class A or class M shares of $500,000 or more.

The following disclosure replaces similar disclosure for class A shares under How do I buy fund shares? – Here is a summary of the differences among the classes of shares:

Class A shares

• Initial sales charge of up to 2.25%

• No initial sales charge for investments of $500,000 or more

• No deferred sales charge (except that a deferred sales charge of 1.00% may be imposed on certain redemptions of shares bought without an initial sales charge)

• Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fees

The following disclosure replaces similar disclosure for class A and class M shares under How do I buy fund shares? – Initial sales charges for class A and M shares:

	Class A sales charge as a		Class M sales charge as a
	percentage of*:		percentage of*:
	Net amount	Offering	Net amount	Offering
	invested	price**	invested	price**
Under $100,000	2.30%	2.25%	0.76%	0.75%
$100,000 - $249,999	1.78%	1.75%	0.76%	0.75%
$250,000 - $499,999	1.27%	1.25%	0.76%	0.75%
$500,000 and over	None	None	N/A***	N/A***

* Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

** Offering price includes sales charge

*** The fund will not accept purchase orders for class M shares (other than by employer-sponsored retirement plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $500,000 or more.

— 2 —

Putnam Floating Rate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Example
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average annual total returns after sales charges (for periods ended 12/31/17)
Putnam Floating Rate Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 327
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	776
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,445
1 Year	rr_AverageAnnualReturnYear01	0.95%
5 Years	rr_AverageAnnualReturnYear05	2.79%
10 Years	rr_AverageAnnualReturnYear10	3.28%
Putnam Floating Rate Income Fund | Class A | after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.65%)
5 Years	rr_AverageAnnualReturnYear05	1.07%
10 Years	rr_AverageAnnualReturnYear10	1.53%
Putnam Floating Rate Income Fund | Class A | after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.52%
5 Years	rr_AverageAnnualReturnYear05	1.33%
10 Years	rr_AverageAnnualReturnYear10	1.76%

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.